Employee Benefit Plans - Plans with Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 200	$ 245
Accumulated benefit obligation	199	241
Fair value of plan assets	0	21
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	304	342
Accumulated benefit obligation	294	320
Fair value of plan assets	$ 242	$ 255